Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of Accounts Receivable

As of September 30, 2019, the following customers represented more than 10% of total accounts receivable:

September 30,
2019
Customer A	15%

For the nine months ended September 30, 2019 and 2018, the following customer represented more than 10% of total net revenues:

	For the Nine Months Ended
	September 30,
	2019	2018
Customer :
Customer A	22%	10%
Customer B	*	17%

* Customer did not represent greater than 10% of total net revenue.

Schedule of Disaggregation of Revenue

The Company’s primary revenue streams include the sale and/or licensing of consumer goods and packaging materials. The Company’s licensing business is not material and has not been separately disaggregated for segment purposes. The disaggregated Company’s revenues for the nine months ended September 30, 2019 and 2018 were as follows:

	For the Nine Months
	Ended September 30,
	2019	2018

Revenues:
Product sales	$14,982,117	$12,676,582
Service	67,753	—
Licensing	189,564	82,133
Total revenues, net	$15,239,434	$12,758,715

The Company’s primary revenue streams include the sale and/or licensing of consumer goods and packaging materials for innovative products. The Company’s licensing business is not material and has not been separately disaggregated for segment purposes. The disaggregated Company’s revenues for the years ended December 31, 2018 and 2017 was as follows:

	For the Years
	Ended December 31,
	2018	2017

Revenues:
Product sales	$16,037,221	$14,960,450
Service revenues	197,068
Licensing revenues	267,920	—
Total revenues, net	$16,502,209	$14,960,450

Schedule of Disaggregation of net revenues

For the nine months ended September 30, 2019 and 2018, the following geographical regions represented more than 10% of total net revenues:

	For the Nine Months Ended
	September 30,
	2019	2018
Region:
North America	78%	81%
Asia-Pacific	*	15%
Europe	15%	*

*Region did not represent greater than 10% of total net revenue.

For the years ended December 31, 2018 and 2017, the following geographical regions represented more than 10% of total net revenues:

	For the Years
	Ended December 31,
	2018	2017
North America	80%	83%
Asia-Pacific	13%	13%

Schedule of Book Value and Estimated Fair

As of September 30, 2019, the book value and estimated fair value of the Company’s level 3 instruments was as follows:

	September 30, 2019
		Estimated
	Book Value	Fair Value
Contingent consideration	$(520,000)	$(520,000)

As of December 31, 2018, the book value and estimated fair value of the Company’s level 3 instruments was as follows:

	December 31, 2018
		Estimated
	Book Value	Fair Value
Loan held for investment	$—	$—
Contingent consideration	$(520,000)	$(520,000)

Schedule of Fair Value of Financial Level 3 Instruments

The following changes in level 3 instruments for the three months ended September 30, 2019 are presented below:

Contingent
Consideration -
Earnout
Balance, July 1, 2019	$(520,000)
Change in fair value	—
Balance, September 30, 2019	$(520,000)

The following changes in level 3 instruments for the nine months ended September 30, 2019 are presented below:

Contingent
Consideration –
Earnout
Balance, December 31, 2018	$(520,000)
Change in fair value	—
Balance, September 30, 2019	$(520,000)

The following changes in level 3 instruments for the year ended December 31, 2018 are presented below:

	Loan Held	Contingent
	For	Consideration –
	Investment	Earnout
Balance, January 1, 2018	$—	$—
Purchases	500,000	—
Earnout incurred related to acquisition of Cloud B, Inc.	—	520,000
Acquisition of Cloud B, Inc. – eliminated in consolidation	(500,000)	—
Balance, December 31, 2018	$—	$(520,000)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

September 30,
2019
Selling Agent Warrants	89,992
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	290,000
Convertible shares under notes payable	285,632

Total	1,655,624

December 31,
2018
Selling Agent Warrants	65,626
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	290,000
Convertible shares under notes payable	285,632
Shares to be issued to innovator	12,500
Total	1,643,758

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

		Cumulative	January 1,
	January 1,	Effect	2019, as
	2019	Adjustment	adjusted
Assets:
Right of use assets – operating leases	$—	$943,997	$943,997

Liabilities:
Current portion of operating lease liabilities	$—	$261,866	$261,866
Operating lease liabilities, net of current portion	$—	$682,131	$682,131